Rule 497(e)
                                                          File Nos. 333-25289
                                                                and 811-08183


                            SCHWAB SELECT ANNUITY(R)
           ISSUED BY FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                        VARIABLE ANNUITY-1 SERIES ACCOUNT

                    Supplement dated September 1, 2003 to the
          Prospectus for the Schwab Select Annuity(R) dated May 1, 2003


Effective September 1, 2003, the name of the principal underwriter and distributor of the Contracts, BenefitsCorp Equities, Inc. (BCE), changed to GWFS Equities, Inc. All references in the Prospectus to BCE are changed to GWFS Equities, Inc.




This supplement should be retained with the Schwab Select Annuity(R) Prospectus for future reference.

                                                          File Nos. 333-25289
                                                                and 811-08183


                            SCHWAB SELECT ANNUITY(R)
           ISSUED BY FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                        VARIABLE ANNUITY-1 SERIES ACCOUNT

        Supplement dated September 1, 2003 to the Statement of Additional
         Information for the Schwab Select Annuity(R) dated May 1, 2003


Effective September 1, 2003, the name of the principal underwriter and distributor of the Contracts, BenefitsCorp Equities, Inc. (BCE), changed to GWFS Equities, Inc. All references in the Statement of Additional Information to BCE are changed to GWFS Equities, Inc.




 This supplement should be retained with the Schwab Select Annuity(R) Statement of Additional Information for future reference.